Related parties transactions - Investments in associated companies (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Investments in associated companies
Beginning balance			$ 293	$ 10
Purchases			8	0
Share of (loss) from associated companies recognized in Consolidated Income Statement	$ (1)	$ 0	(15)	0
Gains on fair value remeasurements recognized in Consolidated Income Statement			142	0
Recognition of business combinations			(348)	0
Ending balance	$ 80	$ 10	$ 80	$ 10